GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL AND OTHER INTANGIBLES [Abstract]
Other Intangible Assets, Net of Amortization
Intangible assets, net of amortization, at December 31 follows:

	2018		2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$11,916	$5,501	$6,118	$4,532
Unamortized intangible assets - goodwill	$28,300		$-

Estimated Amortization of Other Intangible Assets	A summary of estimated core deposit intangible amortization at December 31, 2018, follows:
(In thousands)

2019	$1,089
2020	1,020
2021	970
2022	785
2023	547
2024 and thereafter	2,004
Total	$6,415

Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the year ended December 31, 2018 follows:

(In thousands)

Balance at beginning of year	$-
Acquired during the year	28,300
Balance at end of the period	$28,300